INTEREST RATE SWAP (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2017	Feb. 28, 2011
Derivative [Line Items]
Fair Value	$ 95,215	$ (801,271)	$ (283,485)
Interest rate swap agreement in March 2017
Derivative [Line Items]
Notional Amount	15,000,000	15,000,000	15,000,000	$ 15,000,000
Fair Value	$ (158,360)	$ (378,043)	(219,218)
Fixed interest rate	2.20%	2.20%		2.20%
Interest rate swap agreement in December 2020
Derivative [Line Items]
Notional Amount	$ 35,000,000	$ 35,000,000
Fair Value	$ 253,575	$ (423,228)
Fixed interest rate	0.78%	0.78%
Interest rate swap agreement in February 2011
Derivative [Line Items]
Notional Amount			5,115,000		$ 8,184,000
Fair Value			$ (64,267)
Fixed interest rate					2.45%